Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 36,370,950	$ 40,905,996
Restricted cash	3,946	28,874,284
Prepaid expenses and other current assets	3,306,679	2,780,347
Advances to employees		1,056,423
Trust bank balances held on behalf of customers	9,999,366	8,811,691
Consideration receivable	13,449,458
Accounts receivable - margin clients, net of allowance for doubtful accounts of nil and $135,275 in 2012 and 2013, respectively	5,976,641	15,054,331
Accounts receivable - others, net of allowance for doubtful accounts of $41,893 and $102,236 in 2012 and 2013, respectively	15,325,284	4,970,427
Loan receivable	10,333,120	1,205,604
Short-term investments		2,639,589
Deferred tax assets, current	1,114,438	391,625
Total current assets	95,879,882	106,690,317
Property and equipment, net	3,868,267	4,914,114
Acquired intangible assets, net	7,544,762	4,675,237
Cost method investment	1,138,899	802,202
Rental deposits	1,115,152	751,627
Goodwill	16,974,437	3,049,281
Guarantee fund deposits	6,877,073	287,443
Deferred tax assets, non-current	94,263	200,774
Total assets	133,492,735	121,370,995
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $3,792,852 and $3,807,846 as of December 31, 2012 and December 31, 2013, respectively)	6,150,118	7,551,457
Accrued expenses and other current liabilities (including accrued expenses and othe rcurrent liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,731,088 and $7,460,581 as of December 31, 2012 and December 31, 2013, respectively)	9,696,462	5,388,630
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and $647,560 as of December 31, 2012 and December 31, 2013, respectively)	9,999,366	8,811,691
Short-term loan (including short-term loan of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2012 and December 31, 2013, respectively)		13,546,115
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $140,641 and $5,519,554 as of December 31, 2012 and December 31, 2013, respectively)	12,572,723	804,851
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $7,837 and $414,023 as of December 31, 2012 and December 31, 2013, respectively)	459,209	87,709
Deferred tax liabilities, current (including deferred tax liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $140,074 and $325,340 as of December 31, 2012 and December 31, 2013, respectively)	325,340	140,074
Total current liabilities	39,203,218	36,330,527
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $1,062,318 and $632,829 as of December 31, 2012 and December 31, 2013, respectively)	1,986,078	3,155,108
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited 1,168,809 and $1,886,190 as of December 31, 2012 and December 31, 2013, respectively)	1,886,190	1,168,809
Total liabilities	43,075,486	40,654,444
Commitments and contingencies (Note 23)
China Finance Online Co. Limited shareholder's equity:
Ordinary shares ($0.00013 par value; 500,000,000 shares authorized; 110,955,383 and 111,145,633 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	14,353	14,328
Additional paid-in capital	84,346,266	81,163,244
Accumulated other comprehensive income	12,285,615	11,089,820
Retained deficits	(20,875,337)	(12,302,209)
Total China Finance Online Co. Limited shareholders' equity	75,770,897	79,965,183
Noncontrolling interest	14,646,352	751,368
Total equity	90,417,249	80,716,551
Total liabilities and equity	$ 133,492,735	$ 121,370,995